CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 565,759	$ 79,533	¥ 939,169	¥ 1,105,172
Value-added services and others	86,574	12,170	97,037	102,791
Total net revenues	652,333	91,703	1,036,206	1,207,963
Operating costs and expenses:
Operating cost (including costs charged by related parties of RMB 47,464, RMB nil and RMB nil for the years ended September 30, 2020, 2021 and 2022, respectively)	(711,003)	(99,952)	(949,654)	(1,203,415)
Selling and marketing expenses	(13)	(2)	(13,115)	(63,512)
General and administrative expenses	(62,161)	(8,738)	(217,108)	(102,769)
Research and development expenses	(2,795)	(393)	(7,768)	(24,934)
Pre-operation expenses				(14,245)
Impairment loss on long-lived assets	(100,156)	(14,080)	(199,575)	(846,766)
Loss from disposal of property and equipment and intangible assets	(11,972)	(1,683)	(30,173)	(468,980)
Other income (expense), net	(8,104)	(1,140)	(18,476)	15,881
Total operating costs and expenses	(896,204)	(125,988)	(1,435,869)	(2,708,740)
Loss from operations	(243,871)	(34,285)	(399,663)	(1,500,777)
Interest expense, net	(66,892)	(9,403)	(127,300)	(130,206)
Inducement expenses	(423,686)	(59,561)
Gains from deconsolidation of VIE's subsidiaries	1,554,450	218,521
Debt extinguishment loss			(41,964)
Foreign exchange loss, net			(244)	(62)
Fair value change of contingent earn-out liabilities				97,417
(Loss) income before income taxes	820,001	115,272	(569,171)	(1,533,628)
Income tax expense	(21)	(3)	(31)	(13)
Net (loss) income	819,980	115,269	(569,202)	(1,533,641)
Less: net loss attributable to noncontrolling interests	(43)	(6)	(28)	(49)
Net loss attributable to FLJ Group Limited's ordinary shareholders	¥ 820,023	$ 115,275	¥ (569,174)	¥ (1,533,592)
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited-basic | (per share)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited-diluted | (per share)	¥ 0.08	$ 0.01	¥ (0.39)	¥ (1.14)
Weighted average number of ordinary shares used in computing net loss per share-basic | shares	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Weighted average number of ordinary shares used in computing net loss per share-diluted | shares	10,258,424,457	10,258,424,457	1,460,692,909	1,351,127,462
Net (loss) income	¥ 819,980	$ 115,269	¥ (569,202)	¥ (1,533,641)
Other comprehensive income (expenses), net of tax of nil:
Foreign currency translation adjustments	(9,331)	(1,312)	20,427	24,265
Comprehensive (loss) income	810,649	113,957	(548,775)	(1,509,376)
Less: comprehensive loss attributable to noncontrolling interests	(43)	(6)	(28)	(49)
Comprehensive (loss) income attributable to FLJ Group Limited's ordinary shareholders	¥ 810,692	$ 113,963	¥ (548,747)	¥ (1,509,327)